OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]
NOTE 10:-	OPERATING SEGMENTS

a.	Reporting operating segments:

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker ("CODM"), who is responsible for allocating resources and assessing performance of the operating segments. The Company's Chief Executive Officer is the CODM. The Company has determined that it operates in three operating segments.

Six months ended June 30, 2022:

	Israel	Canada	Germany	Adjustments	Total

Revenue	$24,206	$21,686	$1,498	$-	$47,390
Inter-segment revenues	$-	$2,481	$-	$(2,481)	$-
Total revenues	$24,206	$24,167	$1,498	$(2,481)	$47,390

Segment loss	$(9,986)	$(15,880)	$(2,009)	$-	$(27,875)

Unallocated corporate expenses	$-	$-	$-	$(2,332)	$(2,332)

Total operating loss	$(9,986)	$(15,880)	$(2,009)	$(2,332)	$(30,207)

Depreciation, amortization and impairment	$1,316	$2,744	$-	$-	$4,060

Six months ended June 30, 2021:

	Israel	Canada	Germany	Adjustments	Total

Revenue	$9,807	$3,778	$6,294	$-	$19,879

Segment loss	$9,807	$3,778	$6,294	$-	$19,879

Unallocated corporate expenses	$-	$-	$-	$(4,524)	$(4,524)

Total operating loss	$(776)	$(5,996)	$(1,126)	$(4,524)	$(12,422)
Depreciation, amortization and impairment	$1,038	$565	$40	$-	$1,643